UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT - Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–114.3%
New York–92.4%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625%	12/01/2034	$702,177
125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	113,655
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	192,172
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875	07/01/2041	1,029,600
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375	07/01/2026	522,090
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	516,820
2,900,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2031	2,866,679
560,000	Albany, NY IDA (Albany Law School)[1]	5.000	07/01/2037	533,960
150,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2032	131,821
100,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2037	84,127
285,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000	04/01/2027	262,853
100,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000	05/01/2025	14,999
590,000	Albany, NY IDA (Sage Colleges)[1]	5.250	04/01/2019	586,484
3,765,000	Albany, NY IDA (Sage Colleges)[1]	5.300	04/01/2029	3,301,792
1,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.500	11/15/2027	1,052,440
1,380,000	Albany, NY IDA, Series B1	5.750	11/15/2032	1,449,345
1,365,000	Albany, NY IDA, Series D1	5.750	11/15/2027	1,454,749
4,155,000	Amherst, NY IDA (Beechwood Health Care Center)[3]	5.200	01/01/2040	3,382,419
9,005,000	Brookhaven, NY IDA (Dowling College)[1]	6.750	11/01/2032	9,007,882
250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	223,440
350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	323,592
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375	10/01/2041	278,888
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000	10/01/2031	144,057
3,615,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.250	04/01/2035	3,311,701
1,200,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	1,211,640
1,690,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.375	07/01/2028	1,510,133
790,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.750	07/01/2033	699,189
1,325,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.250	07/01/2023	1,224,446
785,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.000	07/01/2018	756,685
140,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2032	142,044

1	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (continued)
$300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750%	11/01/2030	$285,837
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	45,384
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	50,355
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	40,442
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2036	45,432
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	55,253
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	60,255
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	50,302
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	55,293
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	30,723
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	30,635
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	25,695
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	30,756
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	35,513
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	40,528
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	35,665
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	35,589
520,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.100	05/01/2031	500,843
200,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	201,038
75,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	68,646
140,000	Coeymans, NY Fire District	5.000	10/15/2026	142,646
135,000	Coeymans, NY Fire District	5.000	10/15/2025	137,773
130,000	Coeymans, NY Fire District	5.000	10/15/2024	132,843
840,000	Colonie, NY GO1	6.000	04/01/2033	927,360
1,040,000	Colonie, NY GO1	6.000	04/01/2032	1,148,160
25,000	Deerfield, NY GO	5.600	06/15/2031	25,359
25,000	Deerfield, NY GO	5.600	06/15/2032	25,325
25,000	Deerfield, NY GO	5.600	06/15/2029	25,446
25,000	Deerfield, NY GO	5.600	06/15/2030	25,394
30,000	Deerfield, NY GO	5.600	06/15/2035	30,279
35,000	Deerfield, NY GO	5.600	06/15/2036	35,294
30,000	Deerfield, NY GO	5.600	06/15/2033	30,348
30,000	Deerfield, NY GO	5.600	06/15/2034	30,321
15,000	Deerfield, NY GO	5.500	06/15/2023	15,440
15,000	Deerfield, NY GO	5.500	06/15/2024	15,418
15,000	Deerfield, NY GO	5.500	06/15/2021	15,578
15,000	Deerfield, NY GO	5.500	06/15/2022	15,499
20,000	Deerfield, NY GO	5.600	06/15/2027	20,420
20,000	Deerfield, NY GO	5.600	06/15/2028	20,378
20,000	Deerfield, NY GO	5.500	06/15/2025	20,507
20,000	Deerfield, NY GO	5.600	06/15/2026	20,455
36,135,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2046	30,761,003
7,750,000	Dutchess County, NY IDA (Elant Fishkill)[3]	5.250	01/01/2037	6,274,710
570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	559,324

2	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750%		07/01/2040	$105,109
450,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2030	483,102
250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.250		07/01/2025	271,080
1,230,000	East Hampton, NY Town Hsg. Authority[1]	6.500		05/01/2034	1,382,545
130,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	114,270
135,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	143,247
225,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	239,911
265,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	283,945
500,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	512,335
415,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	417,735
180,000	Erie County, NY IDA (Orchard Park CCRC)	5.000		11/15/2014	180,630
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125		11/15/2016	1,484,807
2,420,000	Erie County, NY IDA (The Episcopal Church Home)	5.875		02/01/2018	2,423,412
950,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	950,304
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	21,205,347
36,405,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	27,273,534
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607	[4]	06/01/2055	720,360
55,500,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875	[4]	06/01/2050	1,153,290
110,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	108,581
60,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	60,656
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2027	768,129
70,000	Hempstead Village, NY GO1	5.000		09/15/2025	71,184
70,000	Hempstead Village, NY GO1	5.000		09/15/2026	71,062
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	359,668
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.750		07/01/2039	1,025,540
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250		08/01/2034	1,790,680
5,600,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750		02/15/2047	5,957,112
1,425,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	1,407,002
2,335,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	2,005,555
3,505,000	Islip, NY IDA (Engel Burman at Sayville)	6.500	[5]	11/01/2045	3,010,480
5,000,000	L.I., NY Power Authority[1]	6.000		05/01/2033	5,609,150
8,620,000	L.I., NY Power Authority, Series A1	5.000		05/01/2038	8,687,840

3	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$10,610,000	L.I., NY Power Authority, Series A	5.000%		09/01/2042	$10,616,684
4,850,000	L.I., NY Power Authority, Series A1	5.750		04/01/2039	5,200,800
5,000,000	L.I., NY Power Authority, Series A1	6.250		04/01/2033	5,625,200
3,300,000	L.I., NY Power Authority, Series B	5.000		09/01/2029	3,383,787
415,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2040	382,190
1,450,000	Monroe County, NY IDA (Rochester General Hospital)	5.000		12/01/2032	1,458,758
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	318,916
230,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	166,138
540,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	549,148
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	76,138
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	155,422
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	259,945
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	158,886
4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[6]	5.750		08/15/2035	4,980,882
10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[6]	5.500		08/15/2040	10,688,500
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[4]	06/01/2061	1,063,179
1,000,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	1,001,680
4,000,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	3,914,600
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	490,020
290,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	288,315
1,695,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,635,319
405,000	Nassau County, NY IDA (ALIA-CMA)	6.125		09/01/2018	402,647
280,000	Nassau County, NY IDA (ALIA-EFLI)	6.125		09/01/2018	278,373
160,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	159,070
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	99,702
4,330,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	2,398,387
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	171,044
2,410,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,417,881
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	64,719
430,000	Nassau County, NY IDA, Series A-B	6.000		06/01/2021	415,814
2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000		07/01/2031	1,985,020
26,655,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	17,969,202
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[4]	06/01/2046	2,734,482
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[4]	06/01/2060	266,400

4	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$37,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000%		06/01/2035	$26,992,083
525,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	525,950
655,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	616,211
385,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	350,858
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	70,738
150,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	144,705
100,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	98,065
1,935,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	1,810,038
110,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	104,400
22,685,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	21,784,405
5,120,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	5,026,048
850,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	648,720
5,905,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	4,155,585
3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	2,942,695
11,240,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	7,817,982
84,200,000	NY Counties Tobacco Trust V	6.850	[4]	06/01/2055	835,264
334,000,000	NY Counties Tobacco Trust V	7.850	[4]	06/01/2060	1,189,040
4,910,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.625		01/15/2046	5,154,174
20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[6]	5.625		01/15/2046	20,994,600
30,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[6]	5.125		01/15/2044	30,473,700
235,000	NY MTA, Series 2008C1	6.500		11/15/2028	272,304
1,200,000	NY MTA, Series A1	5.250		11/15/2038	1,235,784
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,026,560
2,810,000	NY MTA, Series C1	5.000		11/15/2027	3,001,249
350,000	NY MTA, Series D	5.000		11/15/2032	360,602
6,150,000	NY MTA, Series D	5.000		11/15/2030	6,418,324
5,000,000	NY MTA, Series D1	5.000		11/15/2031	5,197,550
1,000,000	NY MTA, Series D1	5.000		11/15/2034	1,023,880
2,450,000	NY MTA, Series D-1	5.000		11/01/2028	2,595,113
3,000,000	NY MTA, Series E	5.000		11/15/2029	3,151,140
400,000	NY MTA, Series H1	5.000		11/15/2033	410,940
7,580,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	7,598,571
1,800,000	NY Seneca Nation Indians Capital Improvements[1]	5.250		12/01/2016	1,835,208
300,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	320,580
400,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	428,992
75,000,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	54,414,750
925,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	895,345
5,500,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	4,772,240
20,000,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2041	21,008,000
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250	[5]	11/01/2042	4,987,300
1,000,000	NYC GO	5.000		08/01/2030	1,067,650
6,200,000	NYC GO1	5.000		08/01/2032	6,506,404

5	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (continued)
$700,000	NYC GO1	5.000%	08/01/2035	$723,611
5,000,000	NYC GO	5.000	08/01/2030	5,353,500
750,000	NYC GO	5.000	03/01/2033	785,910
1,400,000	NYC GO	5.000	08/01/2031	1,483,804
20,000,000	NYC GO6	5.625	11/15/2031	22,301,350
15,000,000	NYC GO6	5.375	04/01/2036	16,497,450
11,000,000	NYC GO6	5.125	03/01/2026	12,249,930
865,000	NYC GO	5.000	10/01/2032	910,646
20,000	NYC GO1	5.500	11/15/2037	20,062
45,000	NYC GO1	6.000	05/15/2022	45,169
410,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	421,300
450,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	463,783
1,590,000	NYC HDC (Multifamily Hsg.)[1]	5.700	11/01/2046	1,639,894
5,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	5,004
5,000,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	5,180,950
60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500	07/01/2021	56,360
2,100,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	2,119,740
2,760,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	2,818,126
500,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	510,320
6,000,000	NYC IDA (Calhoun School)	6.625	12/01/2034	6,523,140
500,000	NYC IDA (Calhoun School)	6.625	12/01/2034	598,640
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	948,451
625,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	523,806
510,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	427,426
1,990,000	NYC IDA (Chapin School)	5.000	11/01/2038	1,860,769
150,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	150,069
350,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	335,034
725,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	289,978
1,625,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,465,522
300,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	293,988
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	390,558
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	954,547
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	196,524
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	2,301,380
6,045,000	NYC IDA (Mount St. Vincent)	5.250	06/01/2036	5,885,533
1,500,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2037	1,513,500
1,375,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	1,408,082
2,070,000	NYC IDA (PSCH)	6.375	07/01/2033	1,980,472
750,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	689,872
2,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2039	2,168,225
750,000	NYC IDA (Reece School)	7.500	12/01/2037	781,642
70,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	67,929
756,500	NYC IDA (Studio School)[2]	7.000	11/01/2038	565,991
5,190,000	NYC IDA (The Child School)	7.550	06/01/2033	5,193,685

6	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (continued)
$865,000	NYC IDA (Tides Two Rivers Foundation)	5.650%	12/01/2039	$877,006
3,500,000	NYC IDA (Unicef)	5.300	11/01/2038	3,190,950
4,600,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000	07/01/2034	4,800,192
5,600,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	5,147,576
785,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	787,536
2,280,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	2,050,108
545,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	546,760
5,600,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	3,069,920
1,200,000	NYC IDA (Yankee Stadium)[1]	1.804	03/01/2022	1,072,248
2,525,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	2,872,945
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,443,365
20,000,000	NYC Municipal Water Finance Authority[6]	5.000	06/15/2037	20,283,587
40,000,000	NYC Municipal Water Finance Authority[6]	5.500	06/15/2040	42,491,200
5,000,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2043	5,304,850
20,000,000	NYC Transitional Finance Authority[6]	5.000	01/15/2034	20,875,200
5,500,000	NYC Transitional Finance Authority[1]	5.000	02/01/2035	5,749,810
5,870,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2031	6,212,573
5,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2032	5,277,100
300,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	330,231
5,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	5,789,905
1,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)	5.000	08/01/2033	1,055,270
50,000	NYS DA (Audit & Control)[1]	5.000	04/01/2029	50,138
150,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	155,357
150,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	156,649
70,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	71,754
70,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	71,310
180,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	176,035
300,000	NYS DA (Catholic Health System)	4.750	07/01/2039	273,363
125,000	NYS DA (Catholic Health System)	5.000	07/01/2032	120,684
1,250,000	NYS DA (Catholic Health System)	4.750	07/01/2039	1,139,013
190,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	190,693
50,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	48,442
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2028	3,985,026
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[1]	5.250	07/01/2027	6,861,579
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.000	07/01/2026	801,412
750,000	NYS DA (Highland Hospital of Rochester)[1]	5.200	07/01/2032	767,633
830,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	830,241
540,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	545,475
900,000	NYS DA (Interagency Council)	7.000	07/01/2035	1,135,638
250,000	NYS DA (Iona College)	5.000	07/01/2032	249,403

7	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (continued)
$3,200,000	NYS DA (L.I. University)	5.000%	09/01/2025	$3,320,576
2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)[1]	5.500	05/01/2037	2,072,180
365,000	NYS DA (Manhattan College)	5.300	07/01/2037	356,612
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	142,933
1,360,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	1,370,186
1,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.000	05/01/2039	989,300
1,500,000	NYS DA (NYU)	5.000	07/01/2037	1,565,415
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	290,800
20,000,000	NYS DA (Personal Income Tax)[6]	5.000	03/15/2037	20,686,800
3,525,000	NYS DA (Providence Rest)	5.125	07/01/2030	3,260,378
1,990,000	NYS DA (Providence Rest)	5.000	07/01/2035	1,742,683
340,000	NYS DA (Providence Rest)	5.250	07/01/2025	328,892
300,000	NYS DA (Rochester Institute of Technology)[1]	5.000	07/01/2040	304,923
360,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	423,331
250,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	298,775
200,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	236,274
200,000	NYS DA (St. John’s University)	5.000	07/01/2027	212,368
1,955,000	NYS DA (St. John’s University)	5.000	07/01/2030	2,024,813
50,000	NYS DA (St. John’s University)	5.000	07/01/2028	52,543
500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	501,635
19,400,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	19,647,156
20,000,000	NYS DA (State Personal Income Tax Authority)[6]	5.750	03/15/2036	22,416,341
3,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2029	3,211,530
1,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2030	1,066,110
560,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	604,223
1,000,000	NYS DA (The New School)1	5.000	07/01/2031	1,039,920
1,360,000	NYS DA (Yeshiva University)[1]	5.000	11/01/2031	1,373,954
2,040,000	NYS DA (Yeshiva University)[1]	5.125	07/01/2029	2,046,283
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2036	5,256,950
20,000	NYS HFA (Affordable Hsg.)[1]	5.450	11/01/2040	20,413
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	5,274,500
7,500,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	7,811,475
10,175,000	NYS Thruway Authority	5.000	01/01/2037	10,431,206
1,350,000	NYS Thruway Authority	5.000	01/01/2032	1,401,368
2,330,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2037	2,392,258
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500	12/01/2022	55,637
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)[1]	5.000	12/01/2036	2,348,528
1,615,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.200	07/01/2029	1,648,899
260,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2042	244,600

8	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$535,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250%		12/01/2041	$541,190
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	1,821,331
5,000,000	Port Authority NY/NJ, 166th Series[1]	5.250		07/15/2036	5,380,050
2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	2,564,224
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	1,944,900
415,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	426,504
1,200,000	Rensselaer, NY City School District COP	5.000		06/01/2036	1,145,484
6,810,000	Rensselaer, NY City School District COP	5.000		06/01/2026	6,766,757
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[4]	08/15/2050	1,066,360
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.601	[4]	08/15/2060	177,500
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[4]	08/15/2045	3,474,400
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	3,002,801
1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	1,014,102
230,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.125		12/01/2027	234,660
105,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	106,028
45,000	Sodus Village, NY GO1	5.000		05/15/2034	46,019
45,000	Sodus Village, NY GO1	5.000		05/15/2035	45,934
45,000	Sodus Village, NY GO1	5.000		05/15/2033	46,076
45,000	Sodus Village, NY GO1	5.000		05/15/2036	45,878
45,000	Sodus Village, NY GO1	5.000		05/15/2032	46,162
45,000	Sodus Village, NY GO1	5.000		05/15/2037	45,835
100,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000		09/01/2034	109,764
240,000	St. Lawrence County, NY IDA (Clarkson University)	5.000		09/01/2041	237,499
225,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2030	238,203
815,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2032	853,484
230,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2031	242,262
2,050,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000		07/01/2028	2,089,155
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[1]	6.000		12/01/2040	1,033,900
615,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	606,802

9	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500%		11/01/2037	$88,007
10,000	Suffolk County, NY IDA (ALIA-DDI)	5.950		10/01/2021	9,760
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500		11/01/2037	361,292
125,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	125,049
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	7,549,144
300,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375		01/01/2027	274,374
9,000,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	9,140,670
1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550		02/01/2034	1,022,320
210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	201,716
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	595,541
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	1,006,620
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	5,034,702
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	435,568
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	184,996
215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	198,385
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2032	731,460
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.250		06/01/2037	681,569
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[4]	06/01/2048	398,948
7,155,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	6,452,021
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	1,162,050
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.625		06/01/2044	5,542,026
408,000	Sullivan County, NY Community College COP[2,7]	5.750		08/15/2025	338,187
165,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	153,161
2,785,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	2,577,685
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	6,262,992
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000		09/15/2042	753,560
15,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)	5.300		07/01/2016	15,067
60,000	Voorheesville, NY GO	5.000		02/15/2037	61,124
35,000	Voorheesville, NY GO	5.000		02/15/2025	36,518
50,000	Voorheesville, NY GO	5.000		02/15/2033	51,186
50,000	Voorheesville, NY GO	5.000		02/15/2032	51,275
45,000	Voorheesville, NY GO	5.000		02/15/2031	46,227
30,000	Voorheesville, NY GO	5.000		02/15/2023	31,549
55,000	Voorheesville, NY GO	5.000		02/15/2035	56,143
55,000	Voorheesville, NY GO	5.000		02/15/2034	56,240
40,000	Voorheesville, NY GO	5.000		02/15/2027	41,502

10	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (continued)
$35,000	Voorheesville, NY GO	5.000%		02/15/2026	$36,415
35,000	Voorheesville, NY GO	5.000		02/15/2024	36,630
45,000	Voorheesville, NY GO	5.000		02/15/2030	46,386
40,000	Voorheesville, NY GO	5.000		02/15/2029	41,339
40,000	Voorheesville, NY GO	5.000		02/15/2028	41,398
60,000	Voorheesville, NY GO	5.000		02/15/2036	61,177
4,410,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	4,488,366
3,000,000	Westchester County, NY Healthcare Corp., Series B1	6.125		11/01/2037	3,211,890
90,000	Westchester County, NY Healthcare Corp., Series C-2[1]	6.125		11/01/2037	96,357
3,330,000	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	3,414,882
3,335,000	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	3,420,009
3,335,000	Westchester County, NY IDA (EBC White Plains)	8.000	[5]	11/01/2043	3,420,009
2,485,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	2,277,825
2,485,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	2,289,058
2,530,000	Westchester County, NY IDA (Engel Burman at Armonk)	6.500	[5]	11/01/2045	2,319,074
230,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375		08/01/2024	235,522
485,000	Westchester County, NY IDA (Schnurmacher Center)	6.500		11/01/2033	492,406
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	7,969,494
300,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	270,450
825,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)	6.000		02/01/2041	850,121
4,000,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000		06/01/2041	4,201,120
950,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000		06/01/2029	1,020,148
200,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150		03/01/2015	200,058

					1,039,484,589
U.S. Possessions–21.9%
1,465,000	Guam GO1	5.250		11/15/2037	1,322,133
10,925,000	Guam GO1	7.000		11/15/2039	11,405,918
1,200,000	Guam Government Business Privilege[1]	5.000		01/01/2031	1,207,080
2,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.625		07/01/2040	1,964,860
2,525,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	2,537,928
260,000	Guam Power Authority, Series A	5.000		10/01/2024	282,469
470,000	Guam Power Authority, Series A	5.000		10/01/2030	480,665
1,200,000	Guam Power Authority, Series A1	5.500		10/01/2040	1,192,404
210,000	Guam Power Authority, Series A	5.000		10/01/2023	232,262

11	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$1,865,000	Northern Mariana Islands Commonwealth, Series A	5.000%		10/01/2022	$1,620,909
595,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	576,120
21,210,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	15,862,535
6,280,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	4,368,682
1,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2033	940,455
945,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	618,021
565,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	381,036
790,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	536,955
10,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	9,230
6,300,000	Puerto Rico Children’s Trust Fund (TASC)	7.593	[4]	05/15/2050	350,217
21,675,000	Puerto Rico Children’s Trust Fund (TASC)	8.161	[4]	05/15/2055	537,106
8,555,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	7,248,480
19,500,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	16,020,225
1,500,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	1,009,950
4,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,618,000
1,225,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	788,655
4,595,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	2,978,617
8,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	5,352,160
1,980,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	1,280,703
75,000	Puerto Rico Commonwealth GO1	5.000		07/01/2024	51,413
485,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	406,197
6,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	3,958,980
3,120,000	Puerto Rico Commonwealth GO1	5.125		07/01/2028	1,971,965
2,500,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	1,643,800
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2020	1,508,960
31,225,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	20,881,094
2,000,000	Puerto Rico Electric Power Authority, Series A	5.000		07/01/2042	1,206,420
5,450,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	3,771,182
3,445,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	2,501,897
1,945,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	1,244,683
5,735,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	3,876,860
5,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	3,228,650
5,670,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	3,618,481
3,410,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	2,211,078
2,155,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	1,370,364
1,000,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2027	660,490
3,750,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2026	2,432,663
1,685,000	Puerto Rico Electric Power Authority, Series WW1	5.000		07/01/2028	1,043,504
2,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2030	1,628,475
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	710,740
355,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	216,035
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	3,042
7,405,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	4,709,210
225,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	136,958

12	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (continued)
$725,000	Puerto Rico Infrastructure[1]	5.500%		07/01/2024	$517,911
15,000,000	Puerto Rico Infrastructure	5.650	[4]	07/01/2029	4,361,550
4,600,000	Puerto Rico Infrastructure	7.460	[4]	07/01/2030	670,910
4,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	2,412,520
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,494,125
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	714,538
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	144,698
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	126,046
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	89,206
855,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2022	625,065
100,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	76,649
4,305,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2022	3,452,524
150,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	99,873
1,000,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	817,790
3,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	2,507,211
4,200,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2032	2,637,768
810,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	520,223
4,795,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	3,093,302
235,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	156,306
1,400,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,055,376
3,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	2,591,995
4,055,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	2,635,831
38,120,000	Puerto Rico Sales Tax Financing Corp., Series A	7.538	[4]	08/01/2036	5,396,267
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	3,924,150
14,995,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250		08/01/2057	11,148,400
410,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2043	268,689
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[4]	08/01/2044	2,959,750
27,615,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130	[4]	08/01/2043	3,505,724
112,815,000	Puerto Rico Sales Tax Financing Corp., Series A	6.580	[4]	08/01/2054	6,700,083
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950	[4]	08/01/2056	878,750
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.000		08/01/2040	3,785,950
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	10,458,370
770,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[10]	08/01/2032	541,148
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500		08/01/2035	5,968,568
685,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	469,232
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	6.190	[4]	08/01/2038	3,116,705
1,000,000	University of Puerto Rico[1]	5.000		06/01/2025	644,850
1,700,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	966,688
5,925,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	3,536,209
2,000,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000		10/01/2032	1,936,000

					245,723,866

Total Municipal Bonds and Notes (Cost $1,475,353,202)					1,285,208,455

13	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Shares		Value
Common Stocks–1.0%
3,100	CMS Liquidating Trust[8,9] (Cost $9,920,000)	$10,701,200
Total Investments, at Value (Cost $1,485,273,202)–115.3%		1,295,909,655
Liabilities in Excess of Other Assets–(15.3)		(171,644,904)

Net Assets–100.0%		$1,124,264,751

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2013. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.
5.	Represents the current interest rate for a variable or increasing rate security.
6.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
7.	Restricted security. The aggregate value of restricted securities as of December 31, 2013 was $338,187, which represents 0.03% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
Sullivan County, NY Community College COP, 5.75%, 8/15/25	3/23/07	$408,000	$338,187	$69,813

8.	Non-income producing security.
9.	Received as a result of a corporate action.
10.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning
CCRC	Continuing Care Retirement Center
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EFC	Environmental Facilities Corp.
EFLI	Epilepsy Foundation of L.I., Inc.
FIT	Fashion Institute of Technology
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HAII	Homes Anew II, Inc.
HDC	Housing Devel. Corp.

14	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
LIJMC	Long Island Jewish Medical Center
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
ROLs	Reset Option Longs
SCHRC	St. Charles Hospital and Rehabilitation Center
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Development Corporation
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
YMCA	Young Men’s Christian Assoc.

15	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust

16	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate

17	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $67,074,439.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At December 31, 2013, municipal bond holdings with a value of $266,546,310 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $161,480,000 in short-term floating rate securities issued and outstanding at that date.

At December 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

18	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	8.48%	8/15/40	$5,688,500
2,240,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	8.905%	8/15/35	2,745,882
10,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	9.127%	1/15/46	10,994,600
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	9.56%	1/15/44	15,473,700
6,670,000	NYC GO DRIVERS	13.11%	11/15/31	8,971,350
3,750,000	NYC GO LIFERS	18.135%	4/1/36	5,247,450
2,750,000	NYC GO ROLs	15.735%	3/1/26	3,999,930
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	17.099%	6/15/40	12,491,200
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	21.93%	6/15/37	4,443,587
10,000,000	NYC Transitional Finance Authority ROLs[3]	9.34%	1/15/34	10,875,200
10,000,000	NYS DA (Personal Income Tax) DRIVERS	7.914%	3/15/37	10,686,800
6,670,000	NYS DA (State Personal Income Tax Authority)	13.435%	3/15/36	9,086,341
7,500,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	8.696%	8/1/57	3,653,400
3,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.60%	8/1/57	708,370

				$105,066,310

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $161,480,000 as of December 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. ‘When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

19	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$465,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 31, 2013 is as follows:

Cost	$7,587,237
Market Value	$4,279,075
Market value as % of Net Assets	0.38%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review,

20	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

21	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation”, or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These

22	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	—	1,036,399,670	3,084,919	1,039,484,589
U.S. Possessions	—	245,723,866	—	245,723,866
Common Stock	—	—	10,701,200	10,701,200

Total Assets	$—	$1,282,123,536	$13,786,119	$1,295,909,655

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfer out of Level 2*	Transfer into Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes	$(3,079,328)	$3,079,328

Total Assets	$(3,079,328)	$3,079,328

*Transferred from Level 2 to Level 3 because of the lack of observable market data.

23	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Restricted Securities

As of December 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,324,462,772 [1]

Gross unrealized appreciation	$27,951,140
Gross unrealized depreciation	(217,666,580)

Net unrealized depreciation	$(189,715,440)

1. The Federal tax cost of securities does not include cost of $161,162,323, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

24	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT - Free New York Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014